UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akana Capital Management, LP

Address:  444 Madison Avenue
          12th Floor
          New York, New York 10022



13F File Number: 28-12203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey P. Weiner
Title:    CFO
Phone:    212-835-9400


Signature, Place and Date of Signing:


 /s/ Jeffrey P. Weiner            New York, New York            May 11, 2007
------------------------       -----------------------     ---------------------
     [Signature]                    [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    10

Form 13F Information Table Value Total:    $45,800
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number            Name

1.        28-12204                        Akana Capital Offshore Fund, Ltd.

                                                                 FORM 13F INFORMATION TABLE
                                                                 Akana Capital Management, LP
                                                                        March 31, 2007




COLUMN 1                       COLUMN  2         COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6     COLUMN 7     COLUMN 8

                                                              VALUE   SHRS OR   SH/ PUT/   INVESTMENT      OTHER  VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (X$1000) PRN AMT   PRN CALL   DISCRETION      MGRS  SOLE  SHARED  NONE
--------------                 --------------    -----       -------- -------   --- ----   ----------      ----  ----  ------  ----
BAIDU COM INC                  SPON ADR REP A    056752108   4277      44300   SH          SHARED-DEFINED  1     0      44300  0
CORNING INC                    COM               219350105   8925     392473   SH          SHARED-DEFINED  1     0     392473  0
IDEARC INC                     COM               451663108   3949     112510   SH          SHARED-DEFINED  1     0     112510  0
KOOKMIN BK NEW                 SPONSORED ADR     50049M109   4030      44700   SH          SHARED-DEFINED  1     0      44700  0
PETROCHINA CO LTD              SPONSORED ADR     71646E100   5000      42700   SH          SHARED-DEFINED  1     0      42700  0
SK TELECOM LTD                 SPONSORED ADR     78440P108   2002      85500   SH          SHARED-DEFINED  1     0      85500  0
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR     874039100   2493     231900   SH          SHARED-DEFINED  1     0     231900  0
TRONOX INC                     COM CL B          897051207   4737     338858   SH          SHARED-DEFINED  1     0     338858  0
TRONOX INC                     CL A              897051108    606      42100   SH          SHARED-DEFINED  1     0      42100  0
TYCO INTL LTD NEW              COM               902124106   9781     310000   SH          SHARED-DEFINED  1     0     310000  0






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